Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Inventory [Line Items]
Ore stockpiles	$ 100.7		$ 88.0
Materials contained on heap leach pads	109.0		109.0
Gold in-process	38.5		43.1
Consumable stores	273.2		269.9
Other			1.7
Inventories	521.4		511.7
Current assets	373.3		402.7
Long-term assets	148.1	[1]	109.0	[1]
Inventories	$ 521.4		$ 511.7

[1]	This amount relates to materials contained on heap leach pads and ore stockpiles that will only be processed at the end of life of mine.